PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－9 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30,
	2023	2024
	S$	S$
At cost:
Machine & equipment	258,876	267,776
Renovation	75,369	75,369
Furniture & Fittings	45,877	45,877
Office equipment	19,295	20,746
Motor Vehicles	268,919	193,030
Less: accumulated depreciation	(366,712)	(418,848)
Property and equipment, net	301,624	183,950

Depreciation expense for the years ended June 30, 2023 and 2024 were S$117,288 and S$97,036, respectively.